Goodwill and Intangible Assets - Schedule of Finite-lived Intangible Assets, Future Amortization Expense (Details) (10K)	Dec. 31, 2018 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2019	$ 2,002,128
2020	2,002,128
2021	1,936,205
2022	1,310,164
2023	1,284,414
Thereafter	2,050,990
Total	$ 10,586,029